Contingencies and Commitments - Future Minimum Non-Cancelable Lease Payments (Detail) - Office Space [Member] $ in Thousands	Sep. 30, 2019 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020	$ 69,043
2021	60,544
2022	51,863
2023	31,951
2024	24,350
Thereafter	93,845
Total	$ 331,596